Shareholders’ Equity (Details Narrative) - USD ($)		12 Months Ended
	Aug. 04, 2016	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2016
Number of shares issued, value
Yingxi Industrial Chain Group Co Ltd [Member]
Common stock shares authorized		250,000,000	250,000,000	250,000,000
Common stock, par value		$ 0.0004	$ 0.0004	$ 0.0004
Common stock shares issued		250,000,000	250,000,000	250,000,000
Common stock shares outstanding		250,000,000	250,000,000	250,000,000
Yingxi Industrial Chain Group Co Ltd [Member] | Founders [Member]
Number of shares issued	250,000,000
Number of shares issued, value	$ 100,000